Digital assets and risk management, Digital Assets (Details) - Digital Assets [Member] - Market Risk [Member] $ in Millions	12 Months Ended
Dec. 31, 2022 CAD ($)
10% Increase [Member]
Disclosure of risk management strategy related to hedge accounting [line items]
Percentage of increase (decrease)	10.00%
Increase (decrease) in financial assets	$ 20.4
10% Decrease [Member]
Disclosure of risk management strategy related to hedge accounting [line items]
Percentage of increase (decrease)	(10.00%)
Increase (decrease) in financial assets	$ (20.4)